DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Operating Results Related to Company's Discontinued Operations

Operating results related to the Company’s discontinued operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Net sales	$220	$190	$175
Cost of products sold	(222)	(181)	(164)

Gross margin	(2)	9	11

Selling, general and administrative expenses	(9)	(9)	(8)
Adjustment of assets to fair value	(7)	(28)	—
Other expense, net	(1)	1	(1)

(Loss) income before income taxes	(19)	(27)	2
Income tax expense	—	—	—

(Loss) income from discontinued operations, net of income taxes	$(19)	$(27)	$2